Pensions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Net pension cost [table text block]
Net pension cost

(in USD million)	2019	2018	2017

Current service cost	206	214	242
Losses/(gains) from curtailment, settlement or plan amendment	3	20	15
Actuarial(gains)/losses related to termination benefits	(0)	0	(1)
Notional contribution plans	56	55	51

Defined benefit plans	265	289	308

Defined contribution plans	182	173	162

Total net pension cost	446	462	469

Disclosure of defined benefit plans [table text block]
(in USD million)	2019	2018

Defined benefit obligations (DBO)
Defined benefit obligations at 1 January	8,176	8,286
Current service cost	206	214
Interest cost	263	182
Actuarial (gains)/losses - Financial assumptions	(23)	174
Actuarial (gains)/losses - Experience	6	(27)
Benefits paid	(236)	(219)
Losses/(gains) from curtailment, settlement or plan amendment	0	(1)
Paid-up policies	(14)	(18)
Foreign currency translation	(71)	(469)
Changes in notional contribution liability	56	55

Defined benefit obligations at 31 December	8,363	8,176

Fair value of plan assets
Fair value of plan assets at 1 January	5,187	5,687
Interest income	143	136
Return on plan assets (excluding interest income)	384	(135)
Company contributions	127	49
Benefits paid	(195)	(217)
Paid-up policies and personal insurance	(13)	(18)
Foreign currency translation	(44)	(315)

Fair value of plan assets at 31 December	5,589	5,187

Net pension liability at 31 December	(2,774)	(2,990)

Represented by:
Asset recognised as non-current pension assets (funded plan)	1,093	831
Liability recognised as non-current pension liabilities (unfunded plans)	(3,867)	(3,821)

DBO specified by funded and unfunded pension plans	8,363	8,176

Funded	4,496	4,359
Unfunded	3,867	3,817

Actual return on assets	527	1

Actuarial losses and gains recognised directly in Other comprehensive income [text block]
Actuarial losses and gains recognised directly in Other comprehensive income (OCI)

(in USD million)	2019	2018	2017

Net actuarial (losses)/gains recognised in OCI during the year	401	(282)	331
Actuarial (losses)/gains related to currency effects on net obligation and foreign exchange translation	27	172	(158)
Tax effects of actuarial (losses)/gains recognised in OCI	(98)	22	(38)

Recognised directly in OCI during the year net of tax	330	(88)	135

Cumulative actuarial (losses)/gains recognised directly in OCI net of tax	(812)	(1,141)	(1,053)

Actuarial assumptions [text block]
Actuarial assumptions
	Assumptions used to determine benefit costs in %		Assumptions used to determine benefit obligations in %

	2019	2018	2019	2018

Discount rate	2.75	2.50	2.25	2.75
Rate of compensation increase	2.75	2.25	2.25	2.75
Expected rate of pension increase	2.00	1.75	1.50	2.00
Expected increase of social security base amount (G-amount)	2.75	2.25	2.25	2.75

Weighted-average duration of the defined benefit obligation			15.8	15.9

Disclosure of sensitivity analysis for actuarial assumptions [table text block]
	Discount rate		Expected rate of compensation increase		Expected rate of pension increase		Mortality assumption
(in USD million)	0.50%	-0.50%	0.50%	-0.50%	0.50%	-0.50%	+ 1 year	- 1 year

Changes in:
Defined benefit obligation at 31 December 2019	(596)	675	213	(202)	518	(471)	298	(325)
Service cost 2020	(21)	24	11	(10)	15	(14)	7	(8)

Portfolio weighting as approved by the board of Statoil Pension [text block]
Pension assets on investments classes			Target portfolio weight
(in %)	2019	2018

Equity securities	32.3	36.5	27 - 38
Bonds	46.4	44.9	40 - 53
Money market instruments	14.5	12.3	0 - 29
Real estate	6.3	6.3	5 - 10
Other assets	0.5	0.0

Total	100.0	100.0